Debt (Related Party) - Schedule of Black-Scholes Option Model (Details)	Jun. 30, 2025	Jun. 30, 2024
Risk-free rate [Member] | Minimum [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued	3.7	4.6
Risk-free rate [Member] | Maximum [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued	3.9	4.9
Expected dividend yield [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued
Expected term (years) [Member] | Minimum [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued	1.8	1.8
Expected term (years) [Member] | Maximum [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued	2	2
Expected volatility [Member] | Minimum [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued	136	42.4
Expected volatility [Member] | Maximum [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued	144	45.8
Stock price [Member] | Minimum [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued	1.35	1.24
Stock price [Member] | Maximum [Member]
Schedule of Black-Scholes Option Model [Line Items]
Common stock warrants issued	1.48	3.05